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                           BARR ROSENBERG SERIES TRUST

                           AXA ROSENBERG EUROPEAN FUND


                         Supplement dated July 16, 2001
                                       to
                         Prospectus dated July 11, 2001


         This supplement is provided to update, and should be read in conjunction with, the information provided in the Prospectus.

         The Prospectus hereby is amended as follows:

                                EXCHANGING SHARES

         The last sentence of the subsection entitled "Exchange By Telephone" in the section entitled "Exchanging Shares" is deleted.